N-6	May 01, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	NEW YORK LIFE INS & ANNUITY CORP VAR UNIV LIFE SEP ACC I
Entity Central Index Key	0000906982
Entity Investment Company Type	N-6
Document Period End Date	Oct. 09, 2024
Amendment Flag	false
C000199093 [Member] | Principal VC Real Estate Securities Account Class 1 [Member]
Prospectus:
Portfolio Company Name [Text Block]	Principal VC Real Estate Securities Account – Class 1